UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2019

Date of reporting period: November 30, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Schedule of Investments

November 30, 2018 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Consumer Discretionary — 8.0%
TJX	1,911	$93,352
Ulta Beauty *	309	92,017
		185,369
Consumer Staples — 8.1%
Estee Lauder, Cl A	650	92,729
JM Smucker	898	93,850
		186,579
Energy — 3.9%
Schlumberger	1,968	88,757

Financials — 12.0%
Allstate	1,025	91,420
Progressive	1,428	94,662
Willis Towers Watson	567	90,408
		276,490
Industrials — 23.8%
Dover	1,082	91,851
Jacobs Engineering Group	1,378	90,493
Northrop Grumman	346	89,918
Republic Services, Cl A	1,180	91,261
Roper Technologies	310	92,253
Waste Management	980	91,876
		547,652
Materials — 16.0%
Air Products & Chemicals	576	92,661
Ball	1,835	90,117
Ecolab	584	93,726
Nucor	1,536	92,790
		369,294
Real Estate — 24.0%
Duke Realty ‡	3,223	91,727
Public Storage ‡	433	92,341
Regency Centers ‡	1,449	92,243
SBA Communications, Cl A ‡ *	542	92,579
Simon Property Group ‡	495	91,917
Vornado Realty Trust ‡	1,296	93,260
		554,067
Utilities — 4.0%
DTE Energy	773	92,559

Total Common Stock
(Cost $2,288,823)		2,300,767

Total Investments - 99.8%
(Cost $2,288,823)		$2,300,767

Percentages are based on Net Assets of $2,305,446.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of November 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended November 30, 2018, there were no Level 3 investments.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Schedule of Investments

November 30, 2018 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long securities and at the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“U.S. GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended November 30, 2018, there have been no significant changes to the Fund’s fair valuation methodologies.

VES-QH-001-0100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 29, 2019

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: January 29, 2019